Benefit Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Estimated future contribution		¥ 10,689
Japan | Life Insurance Company General Account
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans lower limit		50.00%
Japan | Equity Securities and Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans lower limit		30.00%
Japan | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans lower limit		15.00%
Japan | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans lower limit		5.00%
Japan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of accumulated points balance which may be elected as annuity payment over employees' lifetime	50.00%
Period of time for distribution of benefits from remainder of accumulated points	20 years
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated future contribution	¥ 1,336
Foreign Pension Plans | Maximum | Equity Securities | Kyocera International Inc
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans lower limit	80.00%
Foreign Pension Plans | Maximum | Debt Securities | Kyocera International Inc
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans lower limit	30.00%
Foreign Pension Plans | Minimum | Equity Securities | Kyocera International Inc
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans lower limit	70.00%
Foreign Pension Plans | Minimum | Debt Securities | Kyocera International Inc
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans lower limit	20.00%
Foreign Pension Plans US Defined Benefit [Member] | Equity Securities | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans lower limit	50.00%
Foreign Pension Plans US Defined Benefit [Member] | Pooled Funds Debt Securities | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans lower limit	50.00%
Foreign Pension Plans Europe Defined Benefit [Member] | Equity Securities | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans lower limit	45.00%
Foreign Pension Plans Europe Defined Benefit [Member] | Pooled Funds Debt Securities | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans lower limit	55.00%